Sales Revenue - Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 689,787	¥ 635,932
Within 1 year [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	255,808	245,826
Between 1 and 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	402,934	363,831
Later than 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 31,045	¥ 26,275